                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment number:
                                               ----------

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tweedy, Browne Company LLC
Address:   350 Park Avenue, 9th Floor
           New York, NY 10022

Form 13F File Number: 28-1222

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:    Kenneth E. Leopold
Title:   General Counsel
Phone:   212-916-0600

Signature, Place, and Date of Signing:


Kenneth E. Leopold               New York, New York               05/07/2007
------------------               ------------------               ----------
Signature                           City, State                      Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           79
Form 13F Information Table Value Total:   $3,365,476

List of Other Included Managers:

Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number:   Name:
     1     28-04975                Affiliated Managers Group Inc.


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                           FORM 13F INFORMATION TABLE

           COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5     COLUMN 6 COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------
NAME OF                        TITLE OF             VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
 ISSUER                          CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS   SOLE   SHARED NONE
--------------------------------------------------------------------------------------------------------------------
ABN AMRO HLDGS ADR                ADR   000937102    71687  1666365  SH        SOLE             1666365
AKZO NOBEL NV SPONSORED ADR       ADR   010199305    20566   270892  SH        SOLE              270892
DIAGEO PLC- SPONSORED ADR         ADR   25243Q205    54525   673558  SH        SOLE              673558
ENI SPONSORED ADR                 ADR   26874R108     1185    18285  SH        SOLE               18285
GALLAHER GROUP PLC                ADR   363595109      580     6500  SH        SOLE                6500
GLAXO SMITHKLINE PLC, ADR         ADR   37733W105    63031  1140627  SH        SOLE             1140627
HEINEKEN HOLDINGS 'A' ADRS        ADR   B0DM8G4      29031   671228  SH        SOLE              671228
HEINEKEN NV ADR                   ADR   2419176      40613  1558217  SH        SOLE             1558217
INDUSTRIAS BACHOCO SAB - SP       ADR   456463108     3044   105000  SH        SOLE              105000
KOREA ELECTRIC POWER              ADR   500631106      506    25300  SH        SOLE               25300
NOVARTIS AG ADR                   ADR   66987V109    10309   188712  SH        SOLE              188712
SANOFI-AVENTIS ADR                ADR   80105N105    38931   894756  SH        SOLE              894756
SK TELECOM - ADR                  ADR   78440P108   184231  7866412  SH        SOLE             7672612        193800
UNILEVER (UL)                     ADR   904767704    13004   432463  SH        SOLE              432463
UNILEVER (UN)                     ADR   904784709    54101  1851508  SH        SOLE             1851508
HEINEKEN HOLDING NV               COM   B0CCH46     382237  8664693  SH        SOLE             8664693
ENNSTONE PLC                      COM   0178725       5043  5470500  SH        SOLE             5470500
LLOYDS TSB GROUP PLC              COM   0870612     254434 23164890  SH        SOLE            22448890        716000
HONDA MOTOR CO LTD                COM   6435145       1302    37400  SH        SOLE               37400
KRAFT INC.(New)                   COM   6486046        652    35000  SH        SOLE               35000
ACMAT CORP CLASS A                COM   004616207      843    51890  SH        SOLE               51890
ALLIED IRISH BANKS PLC            COM   019228402      332     5550  SH        SOLE                5550
ALTRIA GROUP, INC.                COM   02209S103     1305    14863  SH        SOLE               14863
AMERICAN EXPRESS COMPANY          COM   025816109   111393  1975051  SH        SOLE             1918507         56544
AMERICAN NATIONAL INSURANCE CO    COM   028591105    47448   370890  SH        SOLE              346209         24681
ANHEUSER-BUSCH COS. INC.          COM   035229103      767    15200  SH        SOLE               15200
AT&T INC                          COM   00206R102      547    13865  SH        SOLE               13865
BANK OF AMERICA CORP COM          COM   060505104    64756  1269233  SH        SOLE             1170233         99000
BAUSCH & LOMB                     COM   071707103    18386   359382  SH        SOLE              286382         73000
BERKSHIRE HATHAWAY INC DEL        COM   084670108    20599      189  SH        SOLE                 189
BLOUNT INTERNATIONAL INC          COM   951801059     6493   521510  SH        SOLE              521510
CITIZENS COMMUNICATIONS CO.       COM   17453B101     1881   125803  SH        SOLE              125803
COMCAST CORP - CLASS A            COM   20030N101      887    34189  SH        SOLE               34189
COMCAST CORP SPECIAL CLASS A      COM   20030N200   141512  5556038  SH        SOLE             5050538        505500
CON-WAY INC.                      COM   205944101    55117  1105887  SH        SOLE             1023310         82577
CONOCOPHILLIPS                    COM   20825c104      684    10000  SH        SOLE               10000
DOLLAR THRIFTY AUTOMOTIVE         COM   256743105     6222   121912  SH        SOLE              121912
DOW CHEMICAL COMPANY              COM   260543103      894    19500  SH        SOLE               19500
ELECTRONIC DATA SYSTEMS CORP      COM   285661104    15376   555492  SH        SOLE              388238        167254
EXXON MOBIL CORPORATION           COM   30231G102      263     3484  SH        SOLE                3484
FEDERATED INVESTORS INC (PA.)     COM   314211103    71358  1943292  SH        SOLE             1851292         92000
FIRST LONG ISLAND CORP - NY       COM   320734106     2222    50044  SH        SOLE               50044
FISHER COMPANIES INC              COM   337756209      283     5824  SH        SOLE                5824


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

G & K SERVICES INC                COM   361268105     1989    54825  SH        SOLE               54825
GATX CORP                         COM   361448103     5351   111956  SH        SOLE              111956
GENERAL ELECTRIC CO               COM   369604103     1513    42785  SH        SOLE               42785
GENUINE PARTS CO                  COM   372460105      592    12075  SH        SOLE               12075
GREAT AMERN FINL RES INC          COM   389915109    10771   440005  SH        SOLE              440005
HOME DEPOT INC                    COM   437076102    88816  2417428  SH        SOLE             2189235        228193
ILLINOIS TOOL WORKS               COM   452308109      206     4000  SH        SOLE                4000
KRAFT FOODS INC-A                 COM   50075n104      269     8500  SH        SOLE                8500
LEUCADIA NATIONAL CORP            COM   527288104    20246   688176  SH        SOLE              688176
MB FINANCIAL, INC.                COM   55264U108      933    25911  SH        SOLE               25911
MBIA INC                          COM   55262C100    69064  1054573  SH        SOLE              972053         82520
NATIONAL WESTERN LIFE INS CO      COM   638522102    37071   151433  SH        SOLE              151433
PNC FINANCIAL SERVICES GROUP I    COM   693475105    90213  1253474  SH        SOLE             1202474         51000
POPULAR INC.                      COM   733174106    31056  1875362  SH        SOLE             1875362
RAMCO GERSHENSON PROPERTIES TR    COM   751452202     4483   125528  SH        SOLE              125528
RAYONIER INC                      COM   754907103    20070   466753  SH        SOLE              466753
SHENANDOAH TELECOMMUNICATIONS     COM   82312B106      625    13280  SH        SOLE               13280
SHERWIN WILLIAMS CO               COM   824348106      515     7800  SH        SOLE                7800
STEPAN CO                         COM   858586100     1727    65803  SH        SOLE               65803
TORCHMARK CORP                    COM   891027104   102484  1562497  SH        SOLE             1562497
TRANSATLANTIC HLDGS               COM   893521104   134652  2067752  SH        SOLE             1921428        146324
TRIBUNE CO                        COM   896047107    34923 10876190  SH        SOLE             1006499         81120
TRUSTMARK CORPORATION             COM   898402102      202     7200  SH        SOLE                7200
UNIFIRST CORP                     COM   904708104    53241  1387564  SH        SOLE             1280879        106685
URSTADT BIDDLE PROPERTIES INC.    COM   917286106      272    15000  SH        SOLE               15000
UST INC                           COM   902911106      887    15300  SH        SOLE               15300
VERIZON COMMUNICATIONS            COM   92343V104      786    20718  SH        SOLE               20718
WAL-MART STORES INC               COM   931142103   102832  2190252  SH        SOLE             2039442        150810
WELLS FARGO & COMPANY             COM   949746101    70840  2057517  SH        SOLE             2057517
AMERICAN INT'L GROUP              COM   026874107   409281  6088685  SH        SOLE             5913985        174700
BRISTOL MYERS SQUIBB CO           COM   110122108    23749   855499  SH        SOLE              688499        167000
COCA COLA FEMSA                   COM   191241108   127608  3532886  SH        SOLE             3361386        171500
JOHNSON & JOHNSON                 COM   478160104    20320   337212  SH        SOLE              337212
NATUZZI SPA                       COM   63905A101    31021  3796937  SH        SOLE             3796937
PFIZER INC                        COM   717081103    26431  1046361  SH        SOLE             1046361
SUN-TIMES MEDIA GROUP,INC.        COM   86688Q100    41853  8438010  SH        SOLE             8438010


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